Report of Independent Registered Public
Accounting Firm

To the Board of Trustees of Thornburg Investment Trust and Shareholders of the funds listed in Appendix A

In planning and performing our audits of the financial statements of the funds listed in Appendix A
(constituting Thornburg Investment Trust, hereafter collectively referred to as the "Funds") as of and for the year ended September 30, 2020, in accordance with the standards of the Public Company
Accounting Oversight Board (United States) (PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.

The management of the Funds are responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and their operations, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of September 30, 2020.
This report is intended solely for the information and use of the Board of Trustees of Thornburg
Investment Trust and the Securities and Exchange
Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ PriceWaterhouse Coopers LLP

New York, New York
November 19, 2020




Appendix A
Thornburg California Limited Term Municipal Fund
Thornburg Limited Term Municipal Fund
Thornburg Limited Term U.S. Government Fund
Thornburg New Mexico Intermediate Municipal Fund
Thornburg Intermediate Municipal Fund
Thornburg Limited Term Income Fund
Thornburg Value Fund
Thornburg New York Intermediate Municipal Fund
Thornburg International Value Fund
Thornburg Core Growth Fund
Thornburg Investment Income Builder Fund
Thornburg Global Opportunities Fund
Thornburg International Growth Fund
Thornburg Strategic Income Fund
Thornburg Strategic Municipal Income Fund
Thornburg Developing World Fund
Thornburg Ultra Short Income Fund (formerly known as
Thornburg Low Duration Income Fund)
Thornburg Short Duration Municipal Fund (formerly known as Thornburg Low Duration Municipal
Fund)
Thornburg Capital Management Fund
Thornburg Better World International Fund
Thornburg Long/Short Equity Fund
Thornburg Summit Fund